Benefit Plans - Summary of Benefit Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Benefit Plans
2026	$ 361
2027	426
2028	598
2029	1,307
2030	307
2031-2035	5,006
Total	$ 8,005